Goodwill and other intangible assets - Schedule of Goodwill and Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	£ 5,804
At 31 December	5,692	£ 5,804
Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	12,581	11,548
Exchange and other adjustments	(66)	(5)
Additions	1,244	1,246
Disposals and write-offs	(269)	(208)
At 31 December	13,490	12,581
Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(6,777)	(5,711)
Exchange and other adjustments	39	11
Charge for the year	1,329	1,277
Disposals and write-offs	269	200
At 31 December	(7,798)	(6,777)
Goodwill £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	613
At 31 December	613	613
Goodwill £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	957	957
Exchange and other adjustments	0	0
Additions	0	0
Disposals and write-offs	0	0
At 31 December	957	957
Goodwill £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(344)	(344)
Exchange and other adjustments	0	0
Charge for the year	0	0
Disposals and write-offs	0	0
At 31 December	(344)	(344)
Brands £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	381
At 31 December	380	381
Brands £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	585	585
Exchange and other adjustments	0	0
Additions	0	0
Disposals and write-offs	0	0
At 31 December	585	585
Brands £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(204)	(204)
Exchange and other adjustments	(1)	0
Charge for the year	0	0
Disposals and write-offs	0	0
At 31 December	(205)	(204)
Purchased credit card relationships £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	170
At 31 December	99	170
Purchased credit card relationships £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	1,002	1,002
Exchange and other adjustments	0	0
Additions	0	0
Disposals and write-offs	0	0
At 31 December	1,002	1,002
Purchased credit card relationships £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(832)	(762)
Exchange and other adjustments	0	0
Charge for the year	71	70
Disposals and write-offs	0	0
At 31 December	(903)	(832)
Customer- related intangibles £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	161
At 31 December	151	161
Customer- related intangibles £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	230	230
Exchange and other adjustments	0	0
Additions	0	0
Disposals and write-offs	0	0
At 31 December	230	230
Customer- related intangibles £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(69)	(59)
Exchange and other adjustments	0	0
Charge for the year	10	10
Disposals and write-offs	0	0
At 31 December	(79)	(69)
Capitalised software enhancements £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	4,479
At 31 December	4,449	4,479
Capitalised software enhancements £m | Carrying value £m
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	9,807	8,774
Exchange and other adjustments	(66)	(5)
Additions	1,244	1,246
Disposals and write-offs	(269)	(208)
At 31 December	10,716	9,807
Capitalised software enhancements £m | Accumulated impairment
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At January 1	(5,328)	(4,342)
Exchange and other adjustments	40	11
Charge for the year	1,248	1,197
Disposals and write-offs	269	200
At 31 December	£ (6,267)	£ (5,328)